Acquisitions, Acquisition of Interset Software Inc (Details) - USD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Feb. 15, 2019
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased		$ 7.8	$ 6.6	$ 61.3
Goodwill		7.2	1.4	26.8
Consideration		13.0	7.3	89.0
Consideration satisfied by [Abstract]
Cash		13.0	7.3	89.0
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		$ (0.1)	$ 0.9	0.9
Interset Software Inc. [Member]
Acquisition [Abstract]
Consideration payment on completion					$ 85.0
Carrying value of assets					5.5
Carrying value of liability					4.6
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				61.3	61.2
Property, plant and equipment					0.3
Other non-current assets					0.2
Trade and other receivables					3.8
Cash and cash equivalents					1.2
Trade and other payables					(1.5)
Finance leases obligations - short term					(0.1)
Provisions - short-term					(0.7)
Deferred income - short-term					(2.0)
Deferred income - long-term					(0.2)
Net (liabilities)/assets					62.2
Goodwill				26.8	26.8
Consideration				89.0	89.0
Consideration satisfied by [Abstract]
Cash				89.0	89.0
Interset Software Inc. [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased					44.5
Interset Software Inc. [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased					4.2
Interset Software Inc. [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased					12.5
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased					0.0
Property, plant and equipment					0.3
Other non-current assets					0.2
Trade and other receivables					3.8
Cash and cash equivalents					1.2
Trade and other payables					(1.5)
Finance leases obligations - short term					(0.1)
Provisions - short-term					(0.7)
Deferred income - short-term					(2.1)
Deferred income - long-term					(0.2)
Net (liabilities)/assets				$ 0.9	0.9
Interset Software Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased	[1]				61.2
Property, plant and equipment					0.0
Other non-current assets					0.0
Trade and other receivables					0.0
Cash and cash equivalents					0.0
Trade and other payables					0.0
Finance leases obligations - short term					0.0
Provisions - short-term					0.0
Deferred income - short-term	[2]				0.1
Deferred income - long-term	[2]				0.0
Net (liabilities)/assets					$ 61.3

[1]	Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.
[2]	Deferred income has been valued taking account of the remaining performance obligations.